Quarterly Financial Information (Unaudited) (Details) - Schedule of Condensed Consolidated Balance Sheets (Parentheticals) - AS RESTATED [Member] - $ / shares	Sep. 30, 2023	Jun. 30, 2023	Mar. 31, 2023
Schedule of Condensed Consolidated Balance Sheets [Line Items]
Preferred stock, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Preferred stock, shares authorized	1,000,000	1,000,000	1,000,000
Preferred stock, shares issued
Preferred stock, shares outstanding
Class A Common Stock subject to possible redemption
Schedule of Condensed Consolidated Balance Sheets [Line Items]
Common stock subject to possible redemption, shares	3,255,593	5,228,218	5,228,218
Common stock subject to possible redemption, redemption value (in Dollars per share)	$ 10.78	$ 10.55	$ 10.4
Class A Ordinary Shares
Schedule of Condensed Consolidated Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	500,000,000	500,000,000	500,000,000
Ordinary shares, shares issued	799
Ordinary shares, shares outstanding	799
Class B Ordinary Shares
Schedule of Condensed Consolidated Balance Sheets [Line Items]
Ordinary shares, par value (in Dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Ordinary shares, shares authorized	50,000,000	50,000,000	50,000,000
Ordinary shares, shares issued		7,980,409	7,980,409
Ordinary shares, shares outstanding		7,980,409	7,980,409